Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities Pledged as Collateral	$ 94,352	$ 71,497
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	288,618
Advances from Federal Home Loan Banks	36,874
FHLB of Pittsburgh [Member]
Line of Credit Facility, Amount Outstanding	13,414	0
Line of Credit Facility, Maximum Borrowing Capacity	142,405
Atlantic Central Bankers Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	7,000
PNC Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	16,000
Securities Sold under Agreements to Repurchase [Member]
Available-for-sale Securities Pledged as Collateral	40,065	29,219
Security Owned and Pledged as Collateral, Fair Value	$ 38,733	$ 29,680